Additional Information to the Statements of Operations	12 Months Ended
Dec. 31, 2016
Additional Information to the Statements of Operations [Abstract]
ADDITIONAL INFORMATION TO THE STATEMENTS OF OPERATIONS
NOTE 12:-	ADDITIONAL INFORMATION TO THE STATEMENTS OF OPERATIONS

Geographic information:

Revenues reported in the financial statements derive from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Year ended December 31,
	2014	2015	2016

Israel	$23,128	$9,632	$18,903
Germany	12,037	9,350	16,040
France	6,621	8,681	7,126
Holland	5,836	1,740	4,936
Austria	1,494	14,967	1,135
United states	4,212	11,395	16,935
Other	4,523	12,567	13,006

	$57,851	$68,332	$78,081

All of the Company’s long-lived assets are located in Israel.